Financial Instruments (Details 2) - CAD ($) $ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 1,027,222		$ 768,433		$ 479,045	$ 782,406
Trade and other receivables		64,062		45,631
Other current financial assets		210		18,779
Other long-term financial assets		57,730		55,755
Trade and other payables		(26,247)		(30,659)
Other current financial liabilities		(38,281)		(26,386)
Other long-term financial liabilities		(42,511)		(54,521)
Indebtedness		3,713,192		3,853,883
FVTPL		24,905		46,795
Total		(2,671,007)		(3,076,851)
FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		64,062		45,631
Trade and other payables		(26,247)		(30,659)
Total		(2,720,920)		(2,935,620)
FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables
Trade and other payables
Total		24,905		46,795
Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		64,062		45,631
Trade and other payables		(26,247)		(30,659)
Total		(2,695,912)		(3,123,646)
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		1,027,222		768,433
Other current financial assets		210
Level 1 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		1,027,222		768,433
Other current financial assets		210
Level 1 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents
Other current financial assets
Level 1 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		1,027,222		768,433
Other current financial assets		210
Level 1 & Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets				18,779
Other long-term financial assets		57,730	[1]	55,755
Level 1 & Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets				18,779
Other long-term financial assets		57,730	[1]	55,755
Level 1 & Level 2 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets				18,632
Other long-term financial assets		32,821	[1]	33,796
Level 1 & Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets				147
Other long-term financial assets		24,909	[1]	21,959
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities				(26,386)
Other long-term financial liabilities				(54,521)
Indebtedness	[2]			(3,853,883)
Level 2 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities				(6)
Other long-term financial liabilities				(5,627)
Indebtedness	[2]
Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities				(26,380)
Other long-term financial liabilities				(48,894)
Indebtedness	[2]			(3,853,883)
Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(40,748)		(29,131)
Other long-term financial liabilities		(42,493)		(54,733)
Indebtedness		(3,760,656)	[3]	$ (3,709,695)	[2]
Level 2 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(3,206)
Other long-term financial liabilities		(4,710)
Indebtedness	[3]
Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(35,075)
Other long-term financial liabilities		(37,801)
Indebtedness	[3]	$ (3,713,192)

[1]	Other current and long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.
[2]	Indebtedness excludes deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (December 31, 2017 - excludes deferred financing costs, interest rate floor and prepayment option).
[3]	Indebtedness excludes deferred financing costs and prepayment options (December 31, 2018 - deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment).